Fees Summary	Sep. 11, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 398,666,672.00
Previously Paid Amount	13,810.00
Total Fee Amount	55,055.87
Total Offset Amount	0.00
Net Fee	$ 41,245.87
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A